Segment information (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	R$ 2,257	R$ 2,362	R$ 2,664
Country Of U S A And Europe [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	406	371	359
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortisation expense	R$ 975	R$ 989	R$ 842